Submission	Sep. 04, 2024
Submission [Line Items]
Central Index Key	0001851003
Registrant Name	Zeta Global Holdings Corp.
Registration File Number	333-281929
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES